Condensed group statement of comprehensive income Statement - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2020		Jun. 30, 2019	Jun. 30, 2020		Jun. 30, 2019
Statement of comprehensive income [abstract]
Profit (loss) for the period		$ (17,522)		$ 1,904	$ (21,907)		$ 4,903
Items that may be reclassified subsequently to profit or loss
Currency translation differences		1,371	[1]	131	(3,271)	[1]	1,120
Reclassification adjustments on exchange differences on translation, before tax		3		0	4		0
Cash flow hedges and costs of hedging		68		133	153		152
Share of items relating to equity-accounted entities, net of tax		(333)		(30)	109		(80)
Income tax relating to items that may be reclassified		(37)		(9)	80		(43)
Other comprehensive income that will be reclassified to profit or loss, net of tax		1,072		225	(2,925)		1,149
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-retirement benefit liability or asset(b)	[2]	(1,960)		(39)	(241)		(892)
Cash flow hedges that will subsequently be transferred to the balance sheet		(2)		(7)	(10)		1
Income tax relating to items that will not be reclassified		623		2	0		275
Other comprehensive income that will not be reclassified to profit or loss, net of tax		(1,339)		(44)	(251)		(616)
Other comprehensive income		(267)		181	(3,176)		533
Total comprehensive income		(17,789)		2,085	(25,083)		5,436
Attributable to
BP shareholders		(17,142)		2,001	(24,359)		5,282
Non-controlling interests		$ (647)		$ 84	$ (724)		$ 154

[1]	Second quarter and half year 2020 was principally affected by movements in the Russian rouble against the US dollar.
[2]	See Note 1 for further information.